Investments in Joint Ventures 2 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Book value [Abstract]
Beginning balance		₩ 2,239,011		₩ 1,919,746
Acquisition		292,033		134,959
Disposal		(35,915)		(11,710)
Dividends received		(112,612)		(139,847)
Share of profit (loss)		246,705		139,933
Other comprehensive income (loss)		507,544		190,305
Others		10,818		5,625
Ending balance		3,147,584		2,239,011
Beginning balance		7,471,384		6,170,533
Acquisition		387,070		703,612
Disposal		(67,313)		(15,194)
Dividends received		(711,940)		(288,242)
Share of profit (loss)		1,338,293		557,056
Other comprehensive income (loss)		552,812		352,056
Others		21,742		(8,437)
Ending balance		8,992,048		7,471,384
KEPCO-Uhde Inc.
Book value [Abstract]
Beginning balance		58	[1]	100
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(43)		(42)
Other comprehensive income (loss)		0		0
Others		2		0
Ending balance		17	[2]	58	[1]
Shuweihat Asia Power Investment B.V.
Book value [Abstract]
Beginning balance		37,069		13,264
Acquisition		0		0
Disposal		0		0
Dividends received		(3,545)		(2,467)
Share of profit (loss)		(1,303)		4,564
Other comprehensive income (loss)		34,231		21,708
Others		0		0
Ending balance		66,452		37,069
Shuweihat Asia Operation & Maintenance Company
Book value [Abstract]
Beginning balance		1,380	[1]	1,057
Acquisition		0		0
Disposal		0		0
Dividends received		(995)		(881)
Share of profit (loss)		1,154		1,101
Other comprehensive income (loss)		92		103
Others		0		0
Ending balance		1,631	[2]	1,380	[1]
Waterbury Lake Uranium L.P.
Book value [Abstract]
Beginning balance		21,590		19,797
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1		0
Other comprehensive income (loss)		159		1,793
Others		0		0
Ending balance		21,750	[3]	21,590
ASM-BG Investicii AD
Book value [Abstract]
Beginning balance		18,692		18,200
Acquisition		0		0
Disposal		(6,255)		0
Dividends received		(2,395)		(2,703)
Share of profit (loss)		2,979		2,700
Other comprehensive income (loss)		1,534		495
Others		0		0
Ending balance		14,555		18,692
RES Technology AD
Book value [Abstract]
Beginning balance		16,703		15,930
Acquisition		0		0
Disposal		(3,673)		0
Dividends received		(333)		(676)
Share of profit (loss)		1,427		1,116
Other comprehensive income (loss)		1,009		333
Others		0		0
Ending balance		15,133		16,703
KV Holdings, Inc.
Book value [Abstract]
Beginning balance		2,527		2,405
Acquisition		0		0
Disposal		0		0
Dividends received		(394)		(901)
Share of profit (loss)		7,747		962
Other comprehensive income (loss)		(221)		61
Others		0		0
Ending balance		9,659	[4]	2,527
KEPCO SPC Power Corporation
Book value [Abstract]
Beginning balance		198,979	[1]	201,663
Acquisition		0		0
Disposal		0		0
Dividends received		(34,280)		(35,763)
Share of profit (loss)		27,591		37,073
Other comprehensive income (loss)		(12,696)		(3,994)
Others		0		0
Ending balance		179,594	[2],[4]	198,979	[1]
Gansu Datang Yumen Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		6,635		6,530
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(464)		(619)
Other comprehensive income (loss)		(147)		724
Others		0		0
Ending balance		6,024		6,635
Datang Chifeng Renewable Power Co., Ltd.
Book value [Abstract]
Beginning balance		204,587		188,478
Acquisition		0		0
Disposal		0		0
Dividends received		(8,732)		(14,191)
Share of profit (loss)		2,849		9,342
Other comprehensive income (loss)		(6,722)		20,958
Others		0		0
Ending balance		191,982		204,587
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Book value [Abstract]
Beginning balance		44,217		42,530
Acquisition		0		0
Disposal		0		0
Dividends received		(2,694)		(2,884)
Share of profit (loss)		3,936		1,562
Other comprehensive income (loss)		(1,061)		3,009
Others		0		0
Ending balance		44,398		44,217
Rabigh Electricity Company
Book value [Abstract]
Beginning balance		143,678		97,157
Acquisition		0		0
Disposal		0		0
Dividends received		(11,447)		(7,221)
Share of profit (loss)		31,523		17,896
Other comprehensive income (loss)		50,853		35,846
Others		0		0
Ending balance		214,607		143,678
Rabigh Operation & Maintenance Company Limited
Book value [Abstract]
Beginning balance		4,071		3,813
Acquisition		0		0
Disposal		0		0
Dividends received		(2,735)		(4,085)
Share of profit (loss)		3,866		3,489
Other comprehensive income (loss)		(89)		854
Others		0		0
Ending balance		5,113		4,071
Jamaica Public Service Company Limited
Book value [Abstract]
Beginning balance		294,649		266,221
Acquisition		0		0
Disposal		0		0
Dividends received		(7,752)		(4,578)
Share of profit (loss)		28,541		12,963
Other comprehensive income (loss)		19,494		23,820
Others		(3,525)		(3,777)
Ending balance		331,407		294,649
KW Nuclear Components Co., Ltd.
Book value [Abstract]
Beginning balance		15,734		11,171
Acquisition		0		0
Disposal		0		0
Dividends received		(833)		(833)
Share of profit (loss)		2,189		5,396
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		17,090		15,734
Busan Shinho Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		5,841		5,378
Acquisition		0		0
Disposal		0		0
Dividends received		(478)		(352)
Share of profit (loss)		1,356		815
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		6,719		5,841
Global Trade Of Power System Co., Ltd.
Book value [Abstract]
Beginning balance		597	[5]	546
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		101		51
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	698		597
Expressway Solar-light Power Generation Co., Ltd.
Book value [Abstract]
Beginning balance		3,084	[5]	2,896
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,670		188
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		4,754	[6]	3,084	[5]
Amman Asia Electric Power Company
Book value [Abstract]
Beginning balance		178,679	[1]	161,253
Acquisition		0		0
Disposal		0		0
Dividends received		(19,350)		(27,428)
Share of profit (loss)		23,442		18,487
Other comprehensive income (loss)		37,483		26,367
Others		0		0
Ending balance		220,254	[2]	178,679	[1]
KAPES, Inc.
Book value [Abstract]
Beginning balance		0	[1]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0	[2]	0	[1]
Honam Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		4,041		3,887
Acquisition		0		0
Disposal		0		0
Dividends received		(174)		0
Share of profit (loss)		952		154
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		4,819		4,041
Jeongam Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		0		4,620
Acquisition				5,808
Disposal				(10,741)
Dividends received				0
Share of profit (loss)				313
Other comprehensive income (loss)				0
Others				0
Ending balance				0
Korea Power Engineering Service Co., Ltd.
Book value [Abstract]
Beginning balance		5,415		5,362
Acquisition		0		0
Disposal		0		0
Dividends received		(86)		0
Share of profit (loss)		145		206
Other comprehensive income (loss)		0		0
Others		69		(153)
Ending balance		5,543		5,415
Chun-cheon Energy Co., Ltd.
Book value [Abstract]
Beginning balance		25,896		27,518
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		6,148		(1,622)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		32,044		25,896
Yeonggwangbaeksu Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		2,728	[5]	3,124
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		423		(396)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	3,151		2,728
Nghi Son 2 Power LLC
Book value [Abstract]
Beginning balance		0		0
Acquisition		172,480		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		51,218		0
Other comprehensive income (loss)		185,141		0
Others		0		0
Ending balance		408,839		0
Kelar S.A
Book value [Abstract]
Beginning balance		86,695	[1]	71,449
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,695		2,121
Other comprehensive income (loss)		21,241		6,416
Others		5,506		6,709
Ending balance		117,137	[2]	86,695	[1]
PT. Tanjung Power Indonesia
Book value [Abstract]
Beginning balance		46,546		33,063
Acquisition		30,147		0
Disposal		0		0
Dividends received		(6,104)		0
Share of profit (loss)		4,645		5,027
Other comprehensive income (loss)		18,323		9,029
Others		(650)		(573)
Ending balance		92,907		46,546
Incheon New Power Co., Ltd.
Book value [Abstract]
Beginning balance		0	[7]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		198		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		198	[8]	0	[7]
Seokmun Energy Co., Ltd.
Book value [Abstract]
Beginning balance		13,842		14,814
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,494		(972)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		17,336		13,842
Daehan Wind Power PSC
Book value [Abstract]
Beginning balance		5,154		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,446		3,791
Other comprehensive income (loss)		6,323		1,363
Others		0		0
Ending balance		13,923		5,154
Barakah One Company
Book value [Abstract]
Beginning balance		0	[9]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[9]	0		0
Nawah Energy Company
Book value [Abstract]
Beginning balance		294	[9]	270
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1		0
Other comprehensive income (loss)		20		24
Others		0		0
Ending balance	[9]	315		294
Momentum
Book value [Abstract]
Beginning balance		368		565
Acquisition		0		0
Disposal		0		0
Dividends received		(369)		(569)
Share of profit (loss)		345		368
Other comprehensive income (loss)		1		4
Others		0		0
Ending balance		345		368
Daegu Green Power Co., Ltd.
Book value [Abstract]
Beginning balance		24,054	[10]	23,045
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		5,079		982
Other comprehensive income (loss)		0		0
Others		227		27
Ending balance	[10]	29,360		24,054
Yeonggwang Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		17,646		17,256
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,067		390
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		20,713		17,646
Chester Solar IV SpA
Book value [Abstract]
Beginning balance		0		1,064
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		202		(1,083)
Other comprehensive income (loss)		(17)		(36)
Others		(4)		55
Ending balance		181		0
Chester Solar V SpA
Book value [Abstract]
Beginning balance		25		277
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		129		(269)
Other comprehensive income (loss)		3		2
Others		(1)		15
Ending balance		156		25
Diego de Almagro Solar SpA
Book value [Abstract]
Beginning balance		362		1,490
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		154		(1,095)
Other comprehensive income (loss)		2		(123)
Others		22		90
Ending balance		540		362
South Jamaica Power Company Limited
Book value [Abstract]
Beginning balance		37,360		31,897
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		6,625		2,515
Other comprehensive income (loss)		2,452		2,949
Others		0		(1)
Ending balance		46,437		37,360
Daesan Green Energy Co., Ltd.
Book value [Abstract]
Beginning balance		21,244		22,552
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2,030)		(1,308)
Other comprehensive income (loss)		0		0
Others		4		0
Ending balance		19,218		21,244
RE Holiday Holdings LLC
Book value [Abstract]
Beginning balance		73,167		68,809
Acquisition		0		0
Disposal		0		0
Dividends received		(2,288)		(9,577)
Share of profit (loss)		2,526		6,299
Other comprehensive income (loss)		11,965		7,636
Others		0		0
Ending balance		85,370		73,167
RE Pioneer Holdings LLC
Book value [Abstract]
Beginning balance		47,015		49,639
Acquisition		0		0
Disposal		0		0
Dividends received		(1,337)		(14,199)
Share of profit (loss)		(275)		5,556
Other comprehensive income (loss)		9,769		6,019
Others		0		0
Ending balance		55,172		47,015
RE Barren Ridge 1 Holdings LLC
Book value [Abstract]
Beginning balance		1,883		4,466
Acquisition		0		0
Disposal		0		0
Dividends received		(1,625)		(1,365)
Share of profit (loss)		(2,886)		(3,162)
Other comprehensive income (loss)		5,978		1,944
Others		0		0
Ending balance		3,350		1,883
RE Astoria 2 LandCo LLC
Book value [Abstract]
Beginning balance		5,998		5,230
Acquisition		0		0
Disposal		0		0
Dividends received		(388)		(337)
Share of profit (loss)		571		619
Other comprehensive income (loss)		418		486
Others		0		0
Ending balance		6,599		5,998
RE Barren Ridge LandCo LLC
Book value [Abstract]
Beginning balance		2,120		1,847
Acquisition		0		0
Disposal		0		0
Dividends received		(160)		(140)
Share of profit (loss)		225		240
Other comprehensive income (loss)		148		173
Others		0		0
Ending balance		2,333		2,120
Laurel SpA
Book value [Abstract]
Beginning balance		290		1,092
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		245		(798)
Other comprehensive income (loss)		3		(71)
Others		16		67
Ending balance		554		290
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Book value [Abstract]
Beginning balance		3,625	[5]	4,129
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		26		(111)
Other comprehensive income (loss)		0		(393)
Others		0		0
Ending balance	[5]	3,651		3,625
Chile Solar JV SpA
Book value [Abstract]
Beginning balance		32,457		34,883
Acquisition		0		0
Disposal		(24,894)		0
Dividends received		0		0
Share of profit (loss)		159		831
Other comprehensive income (loss)		2,097		(3,257)
Others		0		0
Ending balance		9,819		32,457
Cheong-Song Noraesan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		4,106		3,453
Acquisition		0		0
Disposal		0		0
Dividends received		(672)		0
Share of profit (loss)		832		653
Other comprehensive income (loss)		0		0
Others		(3)		0
Ending balance		4,263	[3]	4,106
Chester Solar I SpA
Book value [Abstract]
Beginning balance		1,120		1,621
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		120		(430)
Other comprehensive income (loss)		(1)		(195)
Others		75		124
Ending balance		1,314		1,120
Solar Philippines Calatagan Corporation
Book value [Abstract]
Beginning balance		58,231		49,017
Acquisition		0		0
Disposal		0		0
Dividends received		(1,710)		(5,961)
Share of profit (loss)		6,081		5,961
Other comprehensive income (loss)		(5,700)		9,214
Others		0		0
Ending balance		56,902		58,231
Saemangeum Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		23,939	[11]	24,292
Acquisition		0		1
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(388)		(354)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[11]	23,551		23,939
Chungsongmeon BongSan wind power Co., Ltd.
Book value [Abstract]
Beginning balance		3,808	[5]	4,124
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(338)		(316)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	3,470		3,808
Jaeun Resident Wind Power Plant Co., Ltd.
Book value [Abstract]
Beginning balance		1,958		2,195
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		278		(237)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		2,236	[5]	1,958
DE Energia SpA
Book value [Abstract]
Beginning balance		8,921		8,187
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		615		734
Others		0		0
Ending balance		9,536		8,921
Dangjin Eco Power Co., Ltd.
Book value [Abstract]
Beginning balance		26,109		25,523
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		233		274
Other comprehensive income (loss)		513		312
Others		4		0
Ending balance		26,859		26,109
Haemodum Solar Co., Ltd.
Book value [Abstract]
Beginning balance		3,081		3,065
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		286		16
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		3,367		3,081
Yangyang Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		11,191		10,485
Acquisition		0		1,200
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(327)		(488)
Other comprehensive income (loss)		0		(6)
Others		0		0
Ending balance		10,864		11,191
Horus Solar, S.A. De C.V.
Book value [Abstract]
Beginning balance		5,842	[12]	3,394
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		841		2,396
Other comprehensive income (loss)		293		52
Others		0		0
Ending balance		6,976	[13]	5,842	[12]
Recursos Solares PV De Mexico II, S.A. De C.V.
Book value [Abstract]
Beginning balance		4,536	[12]	3,660
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		68		766
Other comprehensive income (loss)		295		110
Others		0		0
Ending balance		4,899	[13]	4,536	[12]
Sunmex Renovables, S.A. De C.V.
Book value [Abstract]
Beginning balance		1,610	[12]	240
Acquisition		0		1,371
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(151)		(49)
Other comprehensive income (loss)		198		48
Others		0		0
Ending balance		1,657	[13]	1,610	[12]
Stavro Holding II A.B.
Book value [Abstract]
Beginning balance		17,627		9,277
Acquisition		952		8,684
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		157		(55)
Other comprehensive income (loss)		(1,687)		(271)
Others		122		(8)
Ending balance		17,171		17,627
Solaseado Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		9,891		9,915
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		6,342		(24)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		16,233		9,891
Yeongam Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		6,838	[5]	6,042
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		3,041		796
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	9,879		6,838
Samsu Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		2,828	[5]	2,607
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		377		221
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	3,205		2,828
Pulau Indah Power Plant Sdn. Bhd.
Book value [Abstract]
Beginning balance		22,099		11,204
Acquisition		0		12,264
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,681		(519)
Other comprehensive income (loss)		3,034		(850)
Others		0		0
Ending balance		26,814		22,099
Sam-Yang Photovoltaic Power Co., Ltd.
Book value [Abstract]
Beginning balance		4,993		5,535
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(123)		(542)
Other comprehensive income (loss)		0		0
Others		(4,870)		0
Ending balance		0		4,993
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Book value [Abstract]
Beginning balance		21,456		22,242
Acquisition		485		0
Disposal		(406)		(969)
Dividends received		(1,415)		(1,727)
Share of profit (loss)		1,603		1,910
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		21,723	[11]	21,456
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Book value [Abstract]
Beginning balance		16,288	[1]	16,129
Acquisition		0		0
Disposal		(687)		0
Dividends received		0		0
Share of profit (loss)		(14)		159
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		15,587	[2]	16,288	[1]
PT Barito Wahana Tenaga
Book value [Abstract]
Beginning balance		81,595		63,029
Acquisition		39		140
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		13,352		4,194
Other comprehensive income (loss)		42,061		14,232
Others		0		0
Ending balance		137,047		81,595
Cheongna Energy Co., Ltd.
Book value [Abstract]
Beginning balance		11,198	[11]	4,940
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(440)		6,258
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[11]	10,758		11,198
Naepo Green Energy Co., Ltd.
Book value [Abstract]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Dayone Energy Co., Ltd.
Book value [Abstract]
Beginning balance		0	[14]	0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0	[15]	0	[14]
OneEnergy Asia Limited
Book value [Abstract]
Beginning balance		79,700		56,654
Acquisition		39,033		20,262
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(18,294)		(1,138)
Other comprehensive income (loss)		71,779		3,922
Others		0		0
Ending balance		172,218		79,700
KAS Investment I LLC
Book value [Abstract]
Beginning balance		15,273		23,437
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,426		(6,876)
Other comprehensive income (loss)		548		(1,288)
Others		0		0
Ending balance		18,247	[3]	15,273
KAS Investment II LLC
Book value [Abstract]
Beginning balance		15,213		23,343
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		2,082		(6,515)
Other comprehensive income (loss)		878		(1,615)
Others		0		0
Ending balance		18,173	[3]	15,213
Energyco Co., Ltd. (formerly, Energyco LLC)
Book value [Abstract]
Beginning balance		1,535		1,659
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		655		(60)
Other comprehensive income (loss)		0		(64)
Others		0		0
Ending balance		2,190		1,535
CAES, LLC
Book value [Abstract]
Beginning balance		18,435		17,626
Acquisition		0		0
Disposal		0		0
Dividends received		(217)		(1,009)
Share of profit (loss)		(198)		(331)
Other comprehensive income (loss)		1,756		850
Others		1,029		1,299
Ending balance		20,805		18,435
Hapcheon Floating Photovoltaic Power Plant Inc.
Book value [Abstract]
Beginning balance		6,971	[5]	1,890
Acquisition		0		5,622
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		1,500		(541)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance	[5]	8,471		6,971
Busan Industrial Solar Power Co., Ltd.
Book value [Abstract]
Beginning balance		612		510
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		556		102
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,168		612
Bitsolar Energy Co., Ltd.
Book value [Abstract]
Beginning balance		352		352
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		352		352
Pulau Indah O&M Sdn. Bhd.
Book value [Abstract]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Guadalupe Solar SpA
Book value [Abstract]
Beginning balance		659	[11]	0
Acquisition		0		1,397
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		221		(672)
Other comprehensive income (loss)		33		(66)
Others		0		0
Ending balance	[11]	913		659
Omisan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		10,633		0
Acquisition		0		10,752
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(222)		(119)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		10,411		10,633
Foresight Iberian Solar Group Holding, S.L.
Book value [Abstract]
Beginning balance		9,743		0
Acquisition		1,781		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(1,016)		72
Other comprehensive income (loss)		3		0
Others		54		9,671
Ending balance		10,565		9,743
Yeongwol Eco Wind Co., Ltd.
Book value [Abstract]
Beginning balance		3,196		0
Acquisition		0		3,089
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(41)		122
Other comprehensive income (loss)		0		(15)
Others		0		0
Ending balance		3,155		3,196
Gurae Resident Power Co., Ltd.
Book value [Abstract]
Beginning balance		395		0
Acquisition		0		386
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(4)		12
Other comprehensive income (loss)		0		(3)
Others		0		0
Ending balance		391		395
Cheongju Eco Park Co., Ltd.
Book value [Abstract]
Beginning balance		5,465		0
Acquisition		0		5,858
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		5,025		(393)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		10,490		5,465
Enel X Midland Photovoltaic, LLC
Book value [Abstract]
Beginning balance		1,688		0
Acquisition		0		1,695
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		168		(7)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		1,856		1,688
Geumsungsan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		6,053		0
Acquisition		0		6,531
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(2,560)		(478)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		3,493		6,053
KEPCO KPS Carabao Corp.
Book value [Abstract]
Beginning balance		386		0
Acquisition		0		93
Disposal		0		0
Dividends received		(104)		0
Share of profit (loss)		(105)		293
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		177	[8]	386
Prime Swedish Holding AB
Book value [Abstract]
Beginning balance		15,441		0
Acquisition		20,896		8,155
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(261)		22
Other comprehensive income (loss)		0		1,060
Others		169		6,204
Ending balance		36,245		15,441
Taebaek Gadeoksan Wind Power Co., Ltd.
Book value [Abstract]
Beginning balance		0		13,362
Acquisition				0
Disposal				0
Dividends received				0
Share of profit (loss)				762
Other comprehensive income (loss)				0
Others				(14,124)
Ending balance				0
Goheung New Energy Co., Ltd.
Book value [Abstract]
Beginning balance		11,708		0
Acquisition		0		12,959
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		124		(1,251)
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		11,832		11,708
Gunsan Land Solar Co., Ltd.
Book value [Abstract]
Beginning balance		19,317	[11]	0
Acquisition		0		19,091
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		8,220		324
Other comprehensive income (loss)		7		(98)
Others		0		0
Ending balance	[11]	27,544		19,317
Capman Lynx SCA, SICAR
Book value [Abstract]
Beginning balance		9,976		0
Acquisition		0		9,601
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		(10,195)		375
Other comprehensive income (loss)		5,173		0
Others		(4,954)		0
Ending balance		0		9,976
International Offshore Power Transmission Holding Company Limited
Book value [Abstract]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Dividends received		0		0
Share of profit (loss)		0		0
Other comprehensive income (loss)		0		0
Others		0		0
Ending balance		0		0
Pyeongchang Wind Power Co., Ltd
Book value [Abstract]
Beginning balance		0
Acquisition		0
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		14,464
Ending balance		14,464	[16]	0
Eumseong Eco Park Co., Ltd
Book value [Abstract]
Beginning balance		0
Acquisition		5,741
Disposal		0
Dividends received		0
Share of profit (loss)		(184)
Other comprehensive income (loss)		0
Others		0
Ending balance		5,557		0
Songsan Green Energy Co., Ltd
Book value [Abstract]
Beginning balance		0
Acquisition		1,400
Disposal		0
Dividends received		0
Share of profit (loss)		(13)
Other comprehensive income (loss)		0
Others		0
Ending balance		1,387	[3]	0
Changwon Nu-ri Energy Co., Ltd
Book value [Abstract]
Beginning balance		0
Acquisition		500
Disposal		0
Dividends received		0
Share of profit (loss)		(3)
Other comprehensive income (loss)		0
Others		0
Ending balance		497	[3]	0
Hasami Wind Farm Corporation
Book value [Abstract]
Beginning balance		0
Acquisition		1,596
Disposal		0
Dividends received		0
Share of profit (loss)		(7)
Other comprehensive income (loss)		0
Others		0
Ending balance		1,589		0
PungBack Wind Farm Corporation
Book value [Abstract]
Beginning balance		0
Acquisition		7,884
Disposal		0
Dividends received		0
Share of profit (loss)		(1,141)
Other comprehensive income (loss)		0
Others		0
Ending balance		6,743	[17]	0
Trumbull Asset Management, LLC
Book value [Abstract]
Beginning balance		0
Acquisition		0
Disposal		0
Dividends received		0
Share of profit (loss)		252
Other comprehensive income (loss)		(1)
Others		(5)
Ending balance		246	[18]	0
S-Power Chile SpA
Book value [Abstract]
Beginning balance		0
Acquisition		127
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		0
Ending balance		127		0
Seungmun Green Energy
Book value [Abstract]
Beginning balance		0
Acquisition		8,973
Disposal		0
Dividends received		0
Share of profit (loss)		120
Other comprehensive income (loss)		(39)
Others		0
Ending balance		9,054		0
Seobusambo highway photovoltaics Co., Ltd
Book value [Abstract]
Beginning balance		0
Acquisition		(1)
Disposal		0
Dividends received		0
Share of profit (loss)		0
Other comprehensive income (loss)		0
Others		3,067
Ending balance		₩ 3,066	[19]	₩ 0

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. Accordingly, the entities are classified as joint ventures.
[2]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Group can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.
[3]	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.
[4]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, KV Holdings, Inc. and time or proceeds of sales are not specified as of December 31, 2022.
[5]	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.
[6]	The effective percentage of ownership increased due to the disproportionate capital reduction of financial investors during the year ended December 31, 2022.
[7]	The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[8]	The joint arrangement which the Group has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[9]	The effective percentage of ownership is less than 20%. However, decisions in relevant actitvities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[10]	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.
[11]	The effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[12]	The effective percentage of ownership is less than 20%. However, according to the shareholders’ agreement, decisions related pricipal operation must be agreed by all ownership parties. Accordingly, the Company can exercise significant influence.
[13]	The effective percentage of ownership is less than 20%. However, according to the shareholders’ agreement, decisions related pricipal operation must be agreed by all ownership parties. Accordingly, the Group can exercise significant influence.
[14]	According to the Dayone Energy Co., Ltd. Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of Dayone Energy Co., Ltd. held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[15]	According to the Dayone Energy Co., Ltd. Investment Agreement signed in March 2011, the Group has a commitment to guarantee principal and certain returns on shares of Dayone Energy Co., Ltd. held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Group was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Group has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[16]	After addtional acquisition of the shares, the effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[17]	The effective percentage of ownership is 37%, considering potential common stock.
[18]	The effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[19]	Due to the changes in the agreement, the Group lost its control over the entity. Accordingly, the entity is reclassified to a joint venture from a subsidiary. Although the effective percentage of ownership is more than 50%, decisions in relevant actitvities must be agreed by all members of the board of directors.